OTHER REAL ESTATE (FY) (Tables)	12 Months Ended
Dec. 31, 2016
OTHER REAL ESTATE [Abstract]
Summary of other real estate activity

A summary of other real estate activity for the years ended December 31 follows(1):

	2016	2015	2014
	(In thousands)
Balance at beginning of year, net of valuation allowance	$7,070	$6,370	$18,088
Loans transferred to other real estate	2,355	6,694	6,143
Sales of other real estate	(3,596)	(5,502)	(17,198)
Additions to valuation allowance charged to expense	(873)	(492)	(663)
Balance at end of year, net of valuation allowance	$4,956	$7,070	$6,370
(1)	Table excludes other repossessed assets totaling $0.05 and $0.08 million at December 31, 2016 and 2015, respectively.

Valuation allowance for other real estate owned
An analysis of our valuation allowance for other real estate follows:
	2016	2015	2014
	(In thousands)
Balance at beginning of year	$1,692	$2,511	$4,047
Additions charged to expense	873	492	663
Direct write-downs upon sale	(1,772)	(1,311)	(2,199)
Balance at end of year	$793	$1,692	$2,511